Quarterly Report
November 30, 2022
MFS®  Low Volatility Global
Equity Fund
LVO-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 1.6%
General Dynamics Corp.	4,602	$1,161,499
Singapore Technologies Engineering Ltd.	1,154,700	2,929,523
		$4,091,022
Automotive – 0.8%
Bridgestone Corp.	26,600	$1,010,154
Toyota Motor Corp.	77,700	1,140,141
		$2,150,295
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	135,858	$1,353,739
Business Services – 4.9%
Amdocs Ltd.	83,717	$7,439,093
Fiserv, Inc. (a)	10,039	1,047,670
NS Solutions Corp.	83,000	2,092,207
Secom Co. Ltd.	16,900	1,047,769
Sohgo Security Services Co. Ltd.	43,500	1,183,780
		$12,810,519
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	3,871	$1,514,684
Comcast Corp., “A”	27,430	1,005,035
		$2,519,719
Computer Software – 5.4%
ACI Worldwide, Inc. (a)	65,785	$1,374,906
Check Point Software Technologies Ltd. (a)	23,076	3,065,185
Microsoft Corp.	26,319	6,715,030
NICE Systems Ltd., ADR (a)	15,195	2,950,413
		$14,105,534
Computer Software - Systems – 4.4%
Constellation Software, Inc.	2,791	$4,499,379
Fujitsu Ltd.	22,300	3,028,052
Hitachi Ltd.	31,000	1,665,963
SS&C Technologies Holdings, Inc.	17,874	960,906
Venture Corp. Ltd.	107,100	1,375,668
		$11,529,968
Construction – 1.1%
AvalonBay Communities, Inc., REIT	9,059	$1,584,419
Otis Worldwide Corp.	14,764	1,152,921
		$2,737,340
Consumer Products – 2.7%
Colgate-Palmolive Co.	35,170	$2,724,972
Kimberly-Clark Corp.	19,938	2,704,191
Procter & Gamble Co.	10,864	1,620,474
		$7,049,637
Electronics – 2.8%
Kyocera Corp.	52,700	$2,701,747
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,742	4,459,511
		$7,161,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.5%
TotalEnergies SE (l)	22,397	$1,399,064
Food & Beverages – 6.4%
General Mills, Inc.	60,983	$5,201,850
J.M. Smucker Co.	9,418	1,450,466
Mondelez International, Inc.	32,045	2,166,563
Nestle S.A.	33,429	3,978,024
PepsiCo, Inc.	21,104	3,915,003
		$16,711,906
Food & Drug Stores – 1.4%
Seven & I Holdings Co. Ltd.	28,800	$1,175,133
Sundrug Co. Ltd.	43,500	1,161,554
Tesco PLC	451,820	1,254,013
		$3,590,700
General Merchandise – 2.9%
Dollar General Corp.	21,000	$5,369,280
Dollarama, Inc.	35,047	2,145,054
		$7,514,334
Health Maintenance Organizations – 0.5%
Cigna Corp.	4,197	$1,380,351
Insurance – 6.7%
Chubb Ltd.	7,772	$1,706,653
Everest Re Group Ltd.	17,282	5,840,279
Fairfax Financial Holdings Ltd.	4,335	2,487,207
MetLife, Inc.	17,593	1,349,383
Reinsurance Group of America, Inc.	9,600	1,386,240
Samsung Fire & Marine Insurance Co. Ltd.	18,544	2,903,244
Zurich Insurance Group AG	3,868	1,873,068
		$17,546,074
Internet – 1.6%
Alphabet, Inc., “A” (a)	41,649	$4,206,132
Leisure & Toys – 3.0%
Electronic Arts, Inc.	35,573	$4,652,237
Nintendo Co. Ltd.	29,400	1,265,250
Sankyo Co. Ltd.	51,200	2,005,822
		$7,923,309
Machinery & Tools – 1.1%
Eaton Corp. PLC	17,018	$2,781,592
Major Banks – 5.2%
Bank of Nova Scotia (l)	19,459	$1,015,760
DBS Group Holdings Ltd.	304,900	7,927,857
JPMorgan Chase & Co.	22,532	3,113,472
Royal Bank of Canada	14,080	1,404,902
		$13,461,991
Medical & Health Technology & Services – 2.7%
McKesson Corp.	18,257	$6,968,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.0%
Becton, Dickinson and Co.	5,644	$1,407,275
Medtronic PLC	16,226	1,282,503
		$2,689,778
Metals & Mining – 0.6%
Rio Tinto PLC	24,275	$1,649,114
Natural Gas - Distribution – 1.2%
Italgas S.p.A.	501,540	$2,977,939
Other Banks & Diversified Financials – 2.8%
KB Financial Group, Inc.	50,254	$2,018,464
Mastercard, Inc., “A”	3,109	1,108,048
U.S. Bancorp	68,457	3,107,263
Visa, Inc., “A”	4,900	1,063,300
		$7,297,075
Pharmaceuticals – 12.4%
Bayer AG	25,319	$1,463,654
Eli Lilly & Co.	8,639	3,205,760
Johnson & Johnson	43,080	7,668,240
Merck & Co., Inc.	36,490	4,018,279
Novartis AG	11,950	1,065,414
Novo Nordisk A.S., “B”	38,717	4,846,969
Roche Holding AG	19,302	6,278,632
Sanofi	13,112	1,184,624
Vertex Pharmaceuticals, Inc. (a)	8,549	2,704,904
		$32,436,476
Pollution Control – 1.1%
Republic Services, Inc.	21,244	$2,959,077
Precious Metals & Minerals – 1.9%
Franco-Nevada Corp.	33,721	$4,925,725
Railroad & Shipping – 0.7%
Sankyu, Inc.	52,400	$1,899,516
Real Estate – 2.3%
Extra Space Storage, Inc., REIT	5,702	$916,254
Life Storage, Inc., REIT	29,093	3,127,207
Public Storage, Inc., REIT	6,900	2,055,924
		$6,099,385
Restaurants – 2.5%
McDonald's Corp.	10,334	$2,819,012
Starbucks Corp.	34,858	3,562,487
		$6,381,499
Specialty Stores – 1.8%
AutoZone, Inc. (a)	918	$2,367,522
Wal-Mart Stores, Inc.	15,418	2,350,012
		$4,717,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 4.3%
Advanced Info Service Public Co. Ltd.	809,800	$4,340,059
KDDI Corp.	191,800	5,740,439
PLDT, Inc.	37,045	1,147,504
		$11,228,002
Telephone Services – 1.6%
Koninklijke KPN N.V.	581,435	$1,783,298
Orange S.A.	233,052	2,372,984
		$4,156,282
Tobacco – 0.5%
British American Tobacco PLC	31,469	$1,291,338
Trucking – 0.7%
Knight-Swift Transportation Holdings, Inc.	32,170	$1,783,183
Utilities - Electric Power – 5.3%
American Electric Power Co., Inc.	28,127	$2,722,693
CLP Holdings Ltd.	404,000	2,940,911
Duke Energy Corp.	10,816	1,080,843
E.ON SE	145,246	1,382,344
Edison International	18,510	1,233,877
Evergy, Inc.	19,941	1,180,707
Xcel Energy, Inc.	47,478	3,333,905
		$13,875,280
Total Common Stocks		$255,360,019
Preferred Stocks – 1.3%
Computer Software - Systems – 1.3%
Samsung Electronics Co. Ltd.	79,475	$3,419,241
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.67% (v)	830,348	$830,348
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	972,172	$972,172

Other Assets, Less Liabilities – 0.1%		239,104
Net Assets – 100.0%		$260,820,884
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $830,348 and $259,751,432, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$139,551,908	$—	$—	$139,551,908
Japan	—	27,117,527	—	27,117,527
Canada	16,478,027	—	—	16,478,027
Switzerland	6,278,632	6,916,506	—	13,195,138
Singapore	—	12,233,048	—	12,233,048
South Korea	—	8,340,949	—	8,340,949
Israel	6,015,598	—	—	6,015,598
United Kingdom	—	5,548,204	—	5,548,204
France	—	4,956,672	—	4,956,672
Other Countries	5,607,015	19,735,174	—	25,342,189
Mutual Funds	1,802,520	—	—	1,802,520
Total	$175,733,700	$84,848,080	$—	$260,581,780
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,133,480	$21,045,929	$23,348,907	$(46)	$(108)	$830,348
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,371	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2022, are as follows:
United States	54.3%
Japan	10.4%
Canada	6.3%
Switzerland	5.1%
Singapore	4.7%
South Korea	3.2%
Israel	2.3%
United Kingdom	2.1%
France	1.9%
Other Countries	9.7%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.